Provisions - Summary of Legal Claims and Other Costs (Detail) - Legal claims and other costs [member] - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Litigation	€ 19	€ 45
Disease claims	4	4
Other	5	5
Total Provisions for legal claims and other costs	€ 28	€ 54